LEASE - Lease contracts (Details)	12 Months Ended
Dec. 31, 2019
Land use right | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	20 years
Land use right | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	30 years
Plant and machinery | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	3 years
Plant and machinery | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years
Motor vehicles | Minimum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	2 years
Motor vehicles | Maximum
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	5 years
Other equipment
Disclosure of quantitative information about right-of-use assets [line items]
Lease term	12 months